Interim Condensed Consolidated Statement of Cash Flow - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,902)	$ (10,697)	$ (3,651)	$ (229,447)	$ (49,251)
Net loss from continuing operation	(10,903)	(10,697)	(3,651)	(229,186)	(52,625)
Less: Net income from discontinued operation	1			(261)	3,374
Adjustments for:
Depreciation of property, plant and equipment			4,975	7,960	4,007
Depreciation of right-of-use asset			800	693	843
Depreciation and amortization	8,765	106
Share-based compensation	807	2,053	7,264	14,714	33,537
Amortisation of right of use assets	281	268
Accretion of finance leases	6	19	32	75	152
Impairment of cryptocurrencies		81
Allowance for doubtful accounts - accounts receivable			451	(500)	963
Allowance for doubtful accounts - other receivables			228	170,842	269
Impairment of intangible assets			970	8,425	925
Impairment of mining equipment			4,455	25,043
Inventory impairment			194	16,786
Operating cash flows before movements in working capital	(1,044)	(8,170)	19,369	244,038	40,696
Changes in operating assets and liabilities:
Accounts receivable	297	56	1,172	17,911	(19,843)
Investment securities			(307)
Other receivables	(115,566)	(12,320)	(25,194)	(60,083)	(161,933)
Amount due from related parties	29,739	23,916	29,456	(53,732)	(32,306)
Inventory	(155)	1,224	13,204	(5,267)	(60,587)
Intangible assets		(350)	(15,960)	(329)	(14,502)
Accrued liabilities	25,642	(3,510)	(5,193)	1,076	19,309
Tax payable	400	211	1,247	3,650	(6,099)
Accounts payable	(24,016)	1,089	(94)	1,458	11,376
Other payables	32,588	(3,857)	(4,795)	5,760	5,321
Amount due to related parties	(999)	(1)	998	607	26
Lease liabilities	(282)	(269)	(544)	921
Net cash used in operating activities from continuing operations	(53,396)	(1,981)	9,708	(73,176)	(271,167)
Net cash used in in generating from discontinued operating activities	1			261	52,604
Net cash used in operating activities	(53,395)	(1,981)	9,708	(72,915)	(218,563)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment				(16,030)	(31,943)
Net cash used in investing activities from continuing operations				(16,030)	(31,943)
Net cash used in investing activities from discontinued operation					(1,091)
Net cash used in investing activities				(16,030)	(33,034)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of principle portion of lease liabilities	(288)	(288)	(288)	(768)	(1,764)
Proceeds from share issuance, net of issuance costs	24,836		17,884	18,463	585,839
Proceeds from disposal of subsidiaries				17,000
Net cash generated from/(used in) financing activities	24,548	(288)	17,596	34,695	584,075
Effect of exchange rates on cash and cash equivalents			(7,619)	(24,283)	1,825
Net decrease on cash and cash equivalents	(28,847)	(2,269)	19,685	(78,533)	334,303
Cash and cash equivalents at beginning of the period	279,177	259,492	259,492	338,025	3,722
Effect of exchange rates on cash and cash equivalents	(3,603)	(7,339)
Cash and cash equivalents at end of the period	246,727	249,884	279,177	264,434	338,025
LESS: CASH AND CASH EQUIVALENTS, FROM THE DISCONTINUED OPERATIONS				4,942	10,899
Supplemental cash flow information
Cash paid for income tax		$ 646	684	1,032	3,480
Purchases of USDT from a third party exchange platform					65,000
Payment of deposits on equipment in USDT					$ (65,000)